Particulars of Employees (including Directors) (Tables)	12 Months Ended
Jun. 30, 2022
Additional information [abstract]
Schedule of particulars of employees (including directors)

	2022 No.	2021 No.	2020 No.
Average number of staff employed by the group during the year (including directors):
Number of operational staff	9,492	6,943	5,633
Number of administrative staff	927	744	601
Number of management staff	7	8	8
Total	10,426	7,695	6,242

	2022 £’000	2021 £’000	2020 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£363,879	£252,553	£222,918
Social security contribution	23,970	15,810	12,289
Pension contributions - defined contribution plan	9,353	4,944	3,999
Share-based compensation	35,005	24,427	15,663
Total	£432,207	£297,734	£254,869